Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share
A reconciliation of the component parts of earnings per share for 2024, 2023, and 2022 follows:
(dollars in thousands,
except per share data)	For the years ended December 31,
	2024	2023	2022

Net income	$48,833	$58,646	$75,234
Weighted average common shares	19,018	19,024	19,131

Effect of dilutive common stock options	19	1	2

Weighted average common shares including potential dilutive shares	19,037	19,025	19,133

Basic EPS	$2.57	$3.08	$3.93

Diluted EPS	$2.57	$3.08	$3.93